Note 14 - Capital Stock (Details) CAD / shares in Units, $ / shares in Units, $ in Thousands			1 Months Ended		4 Months Ended	12 Months Ended
	Jun. 01, 2015 USD ($) shares	May. 03, 2013 USD ($) $ / shares	Sep. 24, 2013 shares	Feb. 28, 2004 CAD	May. 03, 2013 $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares	Dec. 31, 2013 $ / shares	Dec. 31, 2015 CAD / shares
Note 14 - Capital Stock (Details) [Line Items]
Percentage of Redemption for Cash Consideration		30.00%
Preferred Stock Redeemed for Cash (in Dollars) | $		$ 39,232
Percentage of Weighted Average Trading Price		95.00%
Weighted Average Share Price (in Dollars per share) | $ / shares		$ 33.34			$ 33.34
Conversion of Stock, Shares Issued (in Shares)			2,744,886
Stockholders' Equity Note, Spinoff Transaction (in Dollars) | $	$ (138,396)					$ (138,396)
Common Stock, Dividends, Per Share, Declared (in Dollars per share) | $ / shares						$ 0.14	$ 0.40	$ 0.30
Chief Executive Officer [Member]
Note 14 - Capital Stock (Details) [Line Items]
Contingent Liabiilty Upon Sale of Control (in Dollars) | $						$ 164,018
Subordinate Voting Shares [Member]
Note 14 - Capital Stock (Details) [Line Items]
Number of Votes for Subordinate Voting Shares						1
Percentage of Original Base PricePayment Value	58.57%
Share Price (in Dollars per share) | CAD / shares									CAD 61.73
Multiple Voting Shares [Member]
Note 14 - Capital Stock (Details) [Line Items]
Number of Votes for Multiple Voting Shares						20
First Payment [Member] | Chief Executive Officer [Member]
Note 14 - Capital Stock (Details) [Line Items]
Percentage Payment of Shares Outstanding				5.00%
Payment Formula Base Price (in Dollars) | CAD				CAD 3.324
Second Payment [Member] | Chief Executive Officer [Member]
Note 14 - Capital Stock (Details) [Line Items]
Percentage Payment of Shares Outstanding				5.00%
Subordinate Voting Shares [Member]
Note 14 - Capital Stock (Details) [Line Items]
Stock Issued During Period, Shares, Treasury Stock Reissued (in Shares)					2,889,900
Subordinate Voting Shares Conversion Rate [Member] | Second Payment [Member]
Note 14 - Capital Stock (Details) [Line Items]
Payment Formula Base Price (in Dollars) | CAD				CAD 6.472
Conversion from Old FSV Shares to Colliers Shares [Member]
Note 14 - Capital Stock (Details) [Line Items]
Spin-off Arrangement, Stock Conversion Ratio (in Shares)	1
Conversion from Old FSV Shares to FirstService Shares [Member]
Note 14 - Capital Stock (Details) [Line Items]
Spin-off Arrangement, Stock Conversion Ratio (in Shares)	1					1